ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Liabilities related with the Smart ID acquisition	$ 813	$ 813
Accrued marketing expenses	838	437
Employees Benefits	495	417
Authorities	113	277
Overheads	129	255
Legal service providers	298	93
Other accrued expenses	231	463
Accrued expenses and other liabilities	$ 2,917	$ 2,755